INTANGIBLE ASSETS (Details 1) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
INTANGIBLE ASSETS
Year ending December 31, 2021	$ 2,072	$ 8,632
Year ending December 31, 2022	8,289	8,632
Year ending December 31, 2023	8,289	8,632
Year ending December 31, 2024	8,289	8,632
Year ending December 31, 2025	2,533	4,846
Thereafter	10,874	15,538
Intangible assets, net	$ 40,346	$ 54,912	$ 0